Business Combinations - (Tables)	9 Months Ended
Sep. 30, 2021
Business Combinations
Schedule of fair value of assets acquired and liabilities assumed as of the acquisition date

(in thousands)	Acquisition Date
Assets:
Cash and cash equivalents	$1,007
Trade receivables	948
Other assets	96
Property, plant and equipment	27
Intangible assets:
Technology	2,245
Customer relationships	7,208
Trademarks	47
Non-compete agreements	71
Total intangible assets	9,571
Goodwill	17,057
Total assets acquired	$28,706

Liabilities:
Trade payables	$145
Other current liabilities	345
Deferred tax liability	2,886
Total liabilities assumed	3,376
Total purchase consideration	$25,330
Cash acquired	(1,007)
Net cash purchase price	24,323